Property, Plant and Equipment - Components of Property, Plant and Equipment 2 (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Capitalized interest	$ 5.4	$ 4.8	$ 2.0
Net book value of disposals	28.0	16.4
Net book value of disposals, usage of replacement parts	13.7	13.9
Impairment of Long-Lived Assets to be Disposed of	9.1	0.7	0.5
Net book value of disposals, disposal of assets no longer in use	5.2	1.8
Held-for-sale [Member] | Buildings
Property, Plant and Equipment [Line Items]
Buildings held for sale	5.8
Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0.4	$ 0.7	$ 0.5
North America Fiber Cement
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of	6.1
Other Businesses
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 2.6